Restructuring and Other - Summary of Changes in the Restructuring and Other Severance Liability (Parenthetical) (Detail) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Severance Liability	$ 19.3